UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6629

Western Asset Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET

MANAGED MUNICIPALS FUND INC.

FORM N-Q

AUGUST 31, 2009

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited)	August 31, 2009

Face Amount	Security	Value
MUNICIPAL BONDS — 100.0%
Arizona — 3.6%
$3,705,000	Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, NATL, 5.000% due 8/1/19	$3,938,155
	Phoenix, AZ:
3,000,000	Civic Improvement Corp. Airport Revenue, Senior Lien, FGIC, 5.250% due 7/1/22 (a)	3,007,590
1,000,000	GO, 5.000% due 7/1/27 (b)	1,054,910
	Salt Verde, AZ Financial Corp.:
	Gas Revenue:
10,000,000	5.000% due 12/1/32	8,532,800
10,040,000	5.000% due 12/1/37	8,357,999
2,000,000	Senior Gas Revenue, 5.250% due 12/1/28	1,810,820
	Total Arizona	26,702,274
California — 12.3%
22,700,000	Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, 5.125% due 4/1/39	23,242,757
1,170,000	California EFA Revenue, 5.625% due 7/1/23	923,376
	California Housing Finance Agency Revenue, Home Mortgage:
3,100,000	4.700% due 8/1/24 (a)	2,658,498
10,000,000	4.800% due 8/1/37 (a)	7,750,700
5,000,000	California State Department of Veterans Affairs, Home Purchase Revenue, AMBAC, 5.350% due 12/1/27	5,031,550
	California Statewide CDA Revenue:
5,885,000	Methodist Hospital Project, FHA, 6.625% due 8/1/29	6,465,555
3,000,000	St. Joseph Health System, FGIC, 5.750% due 7/1/47	2,991,090
7,375,000	Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC, 5.000% due 10/1/29	6,050,893
6,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (b)	7,056,240
7,250,000	Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	7,377,382
6,500,000	Modesto, CA, Irrigation District, COP, Capital Improvements, 6.000% due 10/1/39	6,783,400
3,340,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL, 5.125% due 9/1/30	2,856,001
1,145,000	Sacramento County, CA, COP, Unrefunded Balance, Public Facilities Project, NATL, 5.375% due 2/1/19	1,148,538
5,000,000	San Diego, CA, USD GO, FSA, 5.000% due 7/1/28	5,528,550
3,000,000	San Mateo County Community College District, COP, NATL, 5.000% due 10/1/25 (b)	3,454,380
2,500,000	Santa Clara, CA, RDA, Tax Allocation, Bayshore North Project, NATL, 5.000% due 6/1/23	2,305,325
	Total California	91,624,235
Colorado — 8.1%
	Denver, CO, City & County Airport Revenue:
10,945,000	6.125% due 11/15/25 (a)(c)	13,274,753
13,630,000	Unrefunded Balance, 6.125% due 11/15/25 (a)	13,630,818
1,700,000	El Paso County, CO, COP, Detention Facility Project, AMBAC, 5.000% due 12/1/23	1,738,148
	Garfield County, CO, GO, School District No. 2, FSA, State Aid Withholding:
2,300,000	5.000% due 12/1/23	2,412,033
1,000,000	5.000% due 12/1/25	1,043,390
20,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	20,287,000

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Colorado — 8.1% (continued)
$7,320,000	University of Colorado, COP, Master Lease Purchase Agreement, AMBAC, 5.000% due 6/1/28 (b)	$8,169,925
	Total Colorado	60,556,067
Connecticut — 0.1%
970,000	Connecticut State, HEFA Revenue, Child Care Facilities Project, AMBAC, 5.625% due 7/1/29	970,834
Delaware — 1.4%
10,000,000	Delaware State, EDA Revenue, PCR, Refunding, Delmarva Project, AMBAC, 5.200% due 2/1/19	10,203,700
District of Columbia — 2.0%
14,800,000	District of Columbia, Hospital Revenue, Childrens Hospital Obligation, FSA, 5.450% due 7/15/35	14,877,404
Florida — 7.1%
5,000,000	Florida State Board of Education, Capital Outlay, GO, Public Education, Refunding, FSA, 5.000% due 6/1/24	5,153,750
1,465,000	Florida State Department of Transportation, GO, Right of Way Project, FGIC, 5.000% due 7/1/25	1,509,624
	Jacksonville, FL:
3,305,000	Electric Authority, Electric System Revenue, 5.000% due 10/1/28	3,324,235
5,620,000	Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	5,123,585
6,500,000	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, 7.875% due 12/15/25 (a)	6,567,275
1,290,000	Miami Beach, FL, Stormwater Revenue, FGIC, 5.375% due 9/1/30	1,313,272
10,000,000	Miami-Dade County, FL, Aviation Revenue, 5.500% due 10/1/41	9,925,000
	Orange County, FL:
4,545,000	Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare, 5.000% due 11/1/35	4,213,624
8,000,000	School Board, COP, 5.500% due 8/1/34	8,341,040
5,000,000	Orlando, FL, State Sales Tax Payments Revenue, 5.000% due 8/1/32	5,085,650
2,500,000	South Brevard, FL, Recreational Facilities Improvement, Special District, AMBAC, 5.000% due 7/1/20	2,506,450
	Total Florida	53,063,505
Georgia — 4.5%
	Atlanta, GA:
3,275,000	Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.000% due 7/1/39	3,125,627
13,000,000	Water & Wastewater Revenue, 6.250% due 11/1/39	13,514,020
6,220,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.125% due 7/1/40	6,535,665
4,000,000	Main Street Natural Gas Inc., GA, Gas Project Revenue, 5.000% due 3/15/22	3,558,160
	Private Colleges & Universities Authority Revenue, Mercer University Project:
2,180,000	5.750% due 10/1/21 (b)	2,437,022
	Refunding:
2,000,000	5.250% due 10/1/25	1,796,980
1,000,000	5.375% due 10/1/29	873,770
2,000,000	Savannah, GA, EDA, Revenue, College of Arts & Design Inc. Project, 6.900% due 10/1/29 (b)	2,050,240
	Total Georgia	33,891,484
Illinois — 2.6%
4,095,000	Chicago, IL, Refunding GO, FGIC, 5.500% due 1/1/35	4,107,121
2,445,000	Illinois Finance Authority Revenue, Advocate Health Care & Hospitals Corp. Network, 6.250% due 11/1/28	2,606,150

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Illinois — 2.6% (continued)
$12,530,000	Illinois Finance Authority, Revenue, Alexian, FSA, 5.500% due 1/1/28	$12,726,721
	Total Illinois	19,439,992
Indiana — 1.4%
5,000,000	Indianapolis, IN, Thermal Energy System, 5.000% due 10/1/25 (d)	5,256,750
5,000,000	Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project, 6.625% due 1/1/39	5,141,150
	Total Indiana	10,397,900
Iowa — 0.3%
2,405,000	Iowa Finance Authority Single Family Mortgage Revenue, GNMA/FNMA, 4.900% due 7/1/31 (a)	2,249,204
Kentucky — 2.3%
	Louisville & Jefferson County, KY:
5,000,000	Metro Government Health Facilities Revenue, Jewish Hospital St. Mary’s Healthcare, 6.125% due 2/1/37	5,115,800
13,000,000	Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	11,654,500
	Total Kentucky	16,770,300
Maine — 0.2%
1,770,000	Maine State Housing Authority Mortgage Revenue, 5.300% due 11/15/23	1,791,081
Maryland — 1.1%
	Baltimore, MD, Project Revenue, Refunding, Wastewater Projects, FGIC:
2,500,000	5.125% due 7/1/32	2,540,225
2,000,000	5.200% due 7/1/32	2,036,120
3,075,000	Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue, 5.000% due 11/15/26 (b)	3,476,564
	Total Maryland	8,052,909
Massachusetts — 3.2%
2,430,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30 (b)	2,533,348
1,125,000	Massachusetts DFA Revenue, Merrimack College Issue, NATL, 5.200% due 7/1/32	933,367
6,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	6,202,380
3,500,000	Massachusetts State DFA Revenue, Boston University, AMBAC, 5.000% due 10/1/39	3,327,695
	Massachusetts State:
1,500,000	HEFA Revenue, Berklee College of Music, 5.000% due 10/1/32	1,461,855
5,000,000	Housing Finance Agency, Revenue, 7.000% due 12/1/38	5,472,400
4,000,000	Special Obligation Dedicated Tax Revenue, FGIC, 5.500% due 1/1/34	4,147,360
	Total Massachusetts	24,078,405
Michigan — 2.0%
	Michigan State:
	COP, AMBAC:
2,345,000	5.500% due 6/1/19 (b)	2,432,000
6,000,000	5.500% due 6/1/27 (b)	6,222,600
1,500,000	Hospital Finance Authority Revenue, Refunding, Trinity Health Credit, 5.375% due 12/1/23	1,512,060
4,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.250% due 9/1/39	4,606,560
	Total Michigan	14,773,220

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value
Minnesota — 1.3%
$1,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	$1,508,685
7,000,000	Minneapolis, MN, Healthcare System Revenue, Allina Health System, 6.000% due 11/15/23 (b)	8,042,020
240,000	Minnesota State Housing Financing Agency, Single-Family Mortgage, 5.500% due 1/1/17	240,679
	Total Minnesota	9,791,384
Mississippi — 0.1%
1,000,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, AMBAC, 5.625% due 7/1/31	966,400
Missouri — 1.1%
1,500,000	Greene County, MO, Reorganized School District No. 8, GO, Missouri State Aid Direct Deposit Program, FSA, 5.100% due 3/1/22	1,619,070
1,000,000	Kansas City, MO, Water Revenue, 5.250% due 12/1/32	1,046,890
5,000,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	5,111,500
	Total Missouri	7,777,460
Montana — 1.1%
9,400,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	7,900,888
Nebraska — 0.4%
3,000,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC, 5.000% due 1/1/25	3,069,990
Nevada — 1.7%
12,750,000	Reno, NV, Hospital Revenue, Washoe Medical Centre, FSA, 5.500% due 6/1/33	12,484,163
New Jersey — 8.8%
8,000,000	New Jersey Health Care Facilities Financing Authority Revenue, Robert Wood Johnson University Hospital, 5.700% due 7/1/20	8,052,640
	New Jersey State:
	Higher Education Assistance Authority, Student Loan Revenue:
12,320,000	5.625% due 6/1/30	12,784,710
10,000,000	Student Loan, 6.125% due 6/1/30 (a)	10,346,900
2,395,000	Highway Authority, Garden State Parkway General Revenue, 5.625% due 1/1/30 (b)	2,460,264
7,000,000	Housing & Mortgage Finance Agency Revenue, 6.375% due 10/1/28	7,578,270
	Transportation Trust Fund Authority, Transportation System:
46,825,000	Zero coupon bond to yield 6.400% due 12/15/38	7,592,674
100,000,000	Zero coupon bond to yield 6.400% due 12/15/39	15,194,000
1,350,000	South Jersey Port Corp., New Jersey Revenue, Refunding, 5.000% due 1/1/26	1,379,349
	Total New Jersey	65,388,807
New Mexico — 0.7%
5,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services, 6.125% due 8/1/28	5,352,000
New York — 10.6%
	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters:
13,000,000	5.250% due 10/1/35	12,710,490
8,985,000	5.500% due 10/1/37	9,048,794
24,570,000	Long Island Power Authority, NY, Electric System Revenue, 6.000% due 5/1/33	26,845,919
	New York City, NY:

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
New York — 10.6% (continued)
$4,000,000	TFA, Building Aid Revenue, 5.000% due 1/15/32	$4,056,560
5,100,000	Housing Development Corp. Revenue, Capital Fund Package, New York City Housing Authority, FGIC, 5.000% due 7/1/25	5,171,706
6,000,000	Municipal Water Finance Authority, Water & Sewer System Revenue, 5.250% due 6/15/25	6,210,720
	New York State Dormitory Authority Revenue:
5,000,000	State University Educational Facility, FSA, 5.500% due 5/15/30 (b)	5,229,700
1,000,000	Willow Towers Inc. Project, GNMA-Collateralized, 5.250% due 2/1/22	1,034,250
3,000,000	New York State Thruway Authority, Highway & Bridge, Transportation Fund, FGIC, 5.400% due 4/1/17 (b)	3,117,300
5,720,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,882,734
	Total New York	79,308,173
North Carolina — 0.5%
1,615,000	Harnett County, NC, GO, Refunded Custody Receipts, AMBAC, 5.250% due 6/1/24	1,711,383
	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Elizabeth City State University Housing Foundation LLC Project, AMBAC:
1,000,000	5.000% due 6/1/23	1,038,630
1,250,000	5.000% due 6/1/33	1,266,500
	Total North Carolina	4,016,513
North Dakota — 1.9%
13,885,000	North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, 5.625% due 1/1/39	14,297,523
Ohio — 4.3%
1,000,000	Garfield Heights, OH, City School District, School Improvement, FSA, 5.000% due 12/15/22	1,050,200
	Hamilton County, OH:
2,000,000	Hospital Facilities Revenue, Cincinnati Childrens Hospital, FGIC, 5.250% due 5/15/23	1,803,880
5,075,000	Sales Tax Revenue, AMBAC, 5.250% due 12/1/32	5,083,628
7,500,000	Lorain County, OH, Hospital Revenue, Catholic Healthcare Partners, 5.375% due 10/1/30	7,155,900
5,990,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC, 5.375% due 11/15/29	5,300,850
3,025,000	Muskingum County, OH, GO, Refunding & County Facilities Improvement, NATL, 5.125% due 12/1/19 (b)	3,120,681
1,805,000	Ohio State Revenue, Revitalization Project, AMBAC, 5.000% due 4/1/21	1,914,870
1,500,000	Steubenville, OH, Hospital Revenue, 6.375% due 10/1/20 (b)	1,594,605
	Summit County, OH, GO, FGIC:
1,000,000	5.000% due 12/1/21	1,051,990
500,000	5.000% due 12/1/22	524,110
1,500,000	Trumbull County, OH, GO, NATL, 5.200% due 12/1/20	1,579,905
1,500,000	Warrensville Heights, OH, GO, City School District, School Improvements, FGIC, 5.625% due 12/1/20 (b)	1,601,355
	Total Ohio	31,781,974
Oregon — 0.8%
3,210,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	3,326,652
1,680,000	Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, 5.050% due 7/1/26 (a)	1,655,539

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
Oregon — 0.8% (continued)
$1,000,000	Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives, 5.000% due 5/1/32	$1,002,820
	Total Oregon	5,985,011
Puerto Rico — 1.8%
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
8,000,000	5.750% due 8/1/37	8,218,480
5,000,000	6.000% due 8/1/42	5,231,550
	Total Puerto Rico	13,450,030
Rhode Island — 0.7%
5,000,000	Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing, 7.000% due 5/15/39	5,166,250
South Carolina — 2.1%
	Berkeley County, SC:
10,000,000	PCR, Refunding, SC Generating Co. Project, 4.875% due 10/1/14	10,361,000
2,025,000	Water & Sewer Revenue, FSA, 5.000% due 6/1/23	2,147,087
3,000,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC, 5.000% due 10/1/23	3,090,150
	Total South Carolina	15,598,237
Tennessee — 1.5%
880,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	879,393
5,420,000	Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, AMBAC, 5.125% due 11/1/21 (b)	6,061,728
4,590,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.250% due 9/1/22	4,451,290
	Total Tennessee	11,392,411
Texas — 4.5%
1,250,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(e)	632,462
5,000,000	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project, 5.950% due 5/15/33 (a)(d)	4,507,950
	Dallas-Fort Worth, TX:
5,000,000	International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	2,264,800
5,000,000	International Airport Revenue, NATL, 6.000% due 11/1/23 (a)	5,009,450
1,000,000	Harris County, TX, Health Facilities Development Corp., School Health Care System, Revenue, 5.750% due 7/1/27 (c)	1,187,850
	North Texas Tollway Authority Revenue:
5,000,000	5.750% due 1/1/33	5,032,400
15,000,000	5.750% due 1/1/40	14,913,300
	Total Texas	33,548,212
Virginia — 0.4%
3,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.875% due 6/1/17	3,119,160
West Virginia — 0.3%
2,045,000	West Virginia State Housing Development Fund, Housing Finance Revenue, 5.300% due 5/1/24	2,067,515
Wisconsin — 1.4%
7,500,000	Wisconsin State General Revenue, Appropriation Revenue, 6.000% due 5/1/36	8,249,625
	Wisconsin State HEFA Revenue:
1,100,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,105,368

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
Wisconsin — 1.4% (continued)
$1,250,000	Medical College of Wisconsin Inc. Project, NATL, 5.400% due 12/1/16	$1,250,138
	Total Wisconsin	10,605,131
Wyoming — 1.8%
13,890,000	Wyoming CDA, Housing Revenue, 5.600% due 6/1/35 (a)	13,665,399
	TOTAL INVESTMENTS — 100.0% (Cost — $717,991,907#)	$746,175,145

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	-	American Municipal Bond Assurance Corporation - Insured Bonds
CDA	-	Community Development Authority
COP	-	Certificate of Participation
DFA	-	Development Finance Agency
EDA	-	Economic Development Authority
EFA	-	Educational Facilities Authority
FGIC	-	Financial Guaranty Insurance Company - Insured Bonds
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance - Insured Bonds
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HEFA	-	Health & Educational Facilities Authority
IDA	-	Industrial Development Authority
MFH	-	Multi-Family Housing
NATL	-	National Public Finance Guarantee Corporation - Insured Bonds
PCR	-	Pollution Control Revenue
RDA	-	Redevelopment Agency
TFA	-	Transitional Finance Authority
USD	-	Unified School District

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Summary of Investments by Industry *

Health care	17.4%
Transportation	13.1
Pre-refunded/escrowed to maturity	13.0
Industrial revenue	10.4
Housing	9.5
Power	9.0
Education	7.7
Special tax obligation	5.9
Water & sewer	3.9
Leasing	3.4
Local general obligation	3.2
Other	1.7
Solid waste/resource recovery	1.1
State general obligation	0.7
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	15.1%
AA/Aa	35.9
A	39.4
BBB/Baa	3.6
BB/Ba	0.9
CCC/Caa	0.4
NR	4.7
100.0%

†	As a percentage of total investments.
‡

In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 9 and 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$746,175,145	—	$746,175,145

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,784,399
Gross unrealized depreciation	(12,601,161)
Net unrealized appreciation	$28,183,238

3.  Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: October 26, 2009